Supplement to the
Fidelity® Series Inflation-Protected Bond Index Fund
March 1, 2011
Prospectus

The following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management feeA	0.05%
Distribution and/or Service (12b-1) fees	None
Other expensesA	0.15%
Total annual operating expenses	0.20%

A Based on historical expenses, adjusted to reflect current fees.

The following information replaces the similar information under the heading "Fund Management" in the "Fund Services" section on page 16.

The fund's annual management fee rate is 0.05% of its average net assets.

SIB-S-12-01  February 3, 2012
1.918642.101

Supplement to the
Fidelity® Series Inflation-Protected Bond Index Fund
Class F
March 1, 2011
Prospectus

The following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management feeA	0.05%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Total annual operating expenses	0.05%

A Based on historical expenses, adjusted to reflect current fees.

The following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section on page 3.

1 year	$ 5
3 years	$ 16
5 years	$ 28
10 years	$ 64

The following information replaces the similar information under the heading "Fund Management" in the "Fund Services" section on page 16.

The fund's annual management fee rate is 0.05% of its average net assets.

SIB-F-12-01  February 3, 2012
1.918644.101

Supplement to the
Spartan® Treasury Bond Index Funds
Investor Class and Fidelity Advantage® Class
April 29, 2011
Prospectus

The following information replaces the similar information for Spartan® Intermediate Treasury Bond Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Investor Class

Fidelity Advantage Class

Management feeA	0.05%	0.05%
Distribution and/or Service (12b-1) fees	None	None
Other expensesA	0.15%	0.05%
Total annual operating expenses	0.20%	0.10%

A Based on historical expenses, adjusted to reflect current fees.

LBX-12-01  February 3, 2012
1.855565.106

The following information replaces the similar information for Spartan Long-Term Treasury Bond Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 8.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Investor Class

Fidelity Advantage Class

Management feeA	0.05%	0.05%
Distribution and/or Service (12b-1) fees	None	None
Other expensesA	0.15%	0.05%
Total annual operating expenses	0.20%	0.10%

A Based on historical expenses, adjusted to reflect current fees.

The following information replaces the similar information for Spartan Short-Term Treasury Bond Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 13.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Investor Class

Fidelity Advantage Class

Management feeA	0.05%	0.05%
Distribution and/or Service (12b-1) fees	None	None
Other expensesA	0.15%	0.05%
Total annual operating expenses	0.20%	0.10%

A Based on historical expenses, adjusted to reflect current fees.

The following replaces similar information found in the "Buying Shares" section on page 28.

Employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) generally require a minimum purchase and ongoing balance of $100 million at the plan sponsor level, except for plans for which an affiliate of FMR provides recordkeeping services and which are marketed and distributed directly to plan sponsors and participants without any assistance or intervention from any intermediary distribution channel.

The following replaces similar information found in the "Features and Policies" section on page 33.

You may be charged an annual index fund fee of $10.00 per fund position to offset shareholder service costs if your fund balance falls below $10,000 at the time of the December distribution. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller fund positions.

The following information replaces the similar information under the heading "Fund Management" in the "Fund Services" section on page 37.

Each fund's annual management fee rate is 0.05% of its average net assets.